FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance	$ 13,602,000	$ 13,365,500
Change in valuation inputs or other assumptions	(236,500)	(6,976,750)
Fair value ending balance	13,365,500	6,388,750
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance	377,000	370,500
Change in valuation inputs or other assumptions	(6,500)	(191,750)
Fair value ending balance	370,500	178,750
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance	13,225,000	12,995,000
Change in valuation inputs or other assumptions	(230,000)	(6,785,000)
Fair value ending balance	$ 12,995,000	$ 6,210,000